N-4	Jul. 29, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	FS VARIABLE SEPARATE ACCOUNT
Entity Central Index Key	0000931344
Entity Investment Company Type	N-4
Document Period End Date	Jul. 29, 2024
Amendment Flag	false
Polaris Preferred Solution Non Rew (NY) 333-178845
Prospectus:
Temporary Fee Reductions, Current Expenses [Text Block]	This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction.
Polaris Preferred Solution Non Rew (NY) 333-178845 | SAAllocationBalancedPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Allocation Balanced Portfolio
Current Expenses [Percent]	1.01%
Polaris Preferred Solution Non Rew (NY) 333-178845 | SAAllocationGrowthPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Allocation Growth Portfolio
Current Expenses [Percent]	1.05%
Polaris Preferred Solution Non Rew (NY) 333-178845 | SAAllocationModerateGrowthPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Allocation Moderate Growth Portfolio
Current Expenses [Percent]	1.03%
Polaris Preferred Solution Non Rew (NY) 333-178845 | SAAllocationModeratePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Allocation Moderate Portfolio
Current Expenses [Percent]	1.02%
Polaris Preferred Solution Non Rew (NY) 333-178845 | SAAmericanCenturyInflationProtectionPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA American Century Inflation Protection Portfolio
Current Expenses [Percent]	0.90%
Polaris Preferred Solution Non Rew (NY) 333-178845 | SAPutnamAssetAllocationDiversifiedGrowthPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Putnam Asset Allocation Diversified Growth Portfolio
Current Expenses [Percent]	1.18%